Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Basic and Diluted Earnings Per Share
Basic and diluted earnings per share have been calculated for the years ended December 31, 2025, 2024 and 2023 as follows:

(in millions, except per share amounts)	2025	2024	2023
Numerator
Net income (loss) attributable to equity shareholders of the Company	$885	$(265)	$1,020

Denominator
Basic weighted average ordinary shares outstanding	555	553	552
Effect of potentially dilutive shares from employee equity plans	3	—	4
Diluted weighted average ordinary shares outstanding	558	553	556
Total basic and diluted earnings (loss) per share attributable to equity shareholders
Basic	$1.59	$(0.48)	$1.85
Diluted	$1.59	$(0.48)	$1.83